Capital disclosures - Company's capital (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 866,603	$ 1,084,559
Less: Cash and cash held in trust	(46,550)	(302,020)
Net debt	726,370	681,315
Total Shareholders’ Equity	400,792	415,853	$ 336,835
Total company's capital	1,127,162	1,097,168
Total bank indebtedness, long-term debt and obligations under capital leases, excluding interim production financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 772,920	$ 983,335